Reorganization and Fresh Start Accounting - Reorganization Value and Valuation of Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reorganization, Chapter 11 [Line Items]
Enterprise Value			$ 1,300,300
Plus: Cash and cash equivalents	$ 112,225		111,968	$ 343,332			$ 104,621
Less: Fair value of debt	(406,000)		(393,500)				(3,779,499)
Fair Value of Successor Equity	1,366,668	$ 1,385,724	1,018,768	(311,388)	$ 2,509,034	$ 2,556,970	3,658,972	$ 4,654,574	$ 5,950,628
Enterprise value			1,300,300
Plus: Cash and cash equivalents	$ 112,225		111,968	$ 343,332			$ 104,621
Plus: Non-interest bearing current liabilities			185,410
Plus: Non-interest bearing non-current liabilities			108,268
Reorganization value of Successor assets			1,705,946
Minimum
Reorganization, Chapter 11 [Line Items]
Enterprise Value			1,100,000
Enterprise value			1,100,000
Maximum
Reorganization, Chapter 11 [Line Items]
Enterprise Value			1,600,000
Enterprise value			$ 1,600,000